Net Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Net Revenue [Abstract]
Schedule of Revenue by Significant Category

Revenue by significant category are as follows:

	2024	2023	2022
Domestic sales	57,186,180	54,501,282	53,478,460
Export sales	19,996,367	18,416,841	19,135,450
NET REVENUE	77,182,547	72,918,123	72,613,910

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	2024	2023
Trade accounts receivable	4	3,735,540	3,390,856
Contract liabilities		(151,947)	(324,598)
Total customer contract revenue		3,583,593	3,066,258